Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000260349 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1],[2]
C000260349 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1],[3]
C000260349 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1],[3]
C000260349 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[1],[3]
C000260349 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%	[1],[3]
C000260349 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1],[3]
C000260349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	36.40%	[1]
C000260349 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000260349 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000260349 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000260349 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
C000260349 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
C000260349 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000260349 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000260349 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000260349 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000263289 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%	[4],[5]
C000263289 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4],[6]
C000263289 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[4],[6]
C000263289 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4],[6]
C000263289 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[4],[6]
C000263289 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[4],[6]
C000263289 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4],[6]
C000263289 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[4],[6]
C000263289 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4],[6]
C000263289 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4],[6]
C000263289 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000263289 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000263289 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.50%	[4]
C000263289 [Member] | EGYPT
Holdings [Line Items]
Percent of Total Investments	3.50%	[4]
C000263289 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
C000263289 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%	[4]
C000263289 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000263289 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000263289 [Member] | UKRAINE
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000263289 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.80%	[4]

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.